Operating leases	12 Months Ended
Dec. 31, 2022
Operating leases
Operating leases

12. Operating leases

Operating leases of the Group primarily consist of leases of offices and data centers. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

The components of lease expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Operating lease cost	681,841	726,359	729,038
Short‑term lease cost	128,865	467,384	416,215
Variable lease cost	80,015	121,353	150,994
Total lease cost	890,721	1,315,096	1,296,247

12. Operating leases (Continued)

Supplemental cash flows information related to leases is as follows:

	For the Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB

Cash payments for operating leases	707,140	761,352	783,337
ROU assets obtained in exchange for operating lease liabilities	1,158,347	910,144	978,608

As of December 31, 2022, the Company’s operating leases had a weighted average remaining lease term of 2.84 years and a weighted average discount rate of 4.77%.

Maturities of lease liabilities are as follows:

As of December 31
2022
RMB

2023	582,029
2024	363,989
2025	238,767
2026	94,642
Thereafter	110,167
Total undiscounted lease payments	1,389,594
Less: imputed interest	(131,690)
Total lease liabilities	1,257,904